Rule 24f-2 Notice
                             		Columbia Funds Series Trust
                                 		File #333-89661

1.       Columbia Funds Series Trust
         One Financial Center
         Boston, MA 02111-2621

2. Name of each series or class of funds for which this notice is filed:

	 Columbia California Tax-Exempt Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class
	 Columbia Tax-Exempt Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class and Class A and Retail A and G-Trust Shares
 	 Columbia Cash Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class and Class A, B, C and Z and Marsico Shares
 	 Columbia Treasury Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class and Class A Shares
	 Columbia Government Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class and Class A and Retail shares and G-Trust Shares
	 Columbia Municipal Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily
		and Institutional Class and Class Z Shares
	 Columbia Money Market Reserves, Capital, Trust, Liquidity, Adviser, Investor,
		Institutional Class and and Retail A and G-Trust Shares
	 Columbia New York Tax-Exempt Reserves, Capital, Trust, Adviser, Daily and Institutional Class
		and Class A and Retail A and G-Trust Shares
	 Columbia Government Plus Reserves, Capital, Trust, Liquidity, Adviser and Institutional Class
		and Retail A and G-Trust Shares
	 Columbia Connecticut Municipal Reserves, Retail A and G-Trust Shares
	 Columbia Massachusetts Municipal Reserves, Retail A and G-Trust Shares
	 Columbia Daily Cash Reserves, Trust Shares

3.       Investment Company Act File #                                                               811-09645

         Securities Act File Number #                                                                333-89661

4.       Last day of fiscal year for which this notice
         is filed:                                                                                   08/31/09

5.       Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                    $ 404,066,787,563.00

(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                                       $ 439,944,832,846.00

(iii)      Aggregate price of shares redeemed or
           repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce
           registration fees payable
           to the Commission:                                                                        $               0.00

(iv)       Total available redemption credits:                                                       $ 439,944,832,846.00

(v)        Net sales:                                                                                $               0.00

(vi)       Redemption credits available for use in future
           years:                                                                                    $  35,878,045,283.00

(vii)      Multiplier for determining registration fee:                                                         0.0000558

(viii)	   Registration fee due:                                                                     $               0.00






6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities(number of shares or other units)
         deducted here:                                                                              0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer in future fiscal years,
         then state that number here:                                                                0

7.       Interest due -- if this form is being filed more
         than 90 days after the end of the issuer's fiscal
         year:                                                                                       0

8.       Total of the amount of the registration fee due
         plus any interest due:                                                                      $               0.00

9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:
         Method of Payment:                                                                          NO PAYMENT DUE


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                                                      By     Jeffrey R. Coleman
                                                             Deputy Treasurer
	November 20, 2009